INCOME TAX EXPENSE (Reconciliation of effective income tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax [Abstract]
Income before income tax	$ 1,320,782	$ 2,666,500	$ 5,764,330
Income tax expense at statutory tax rate	(643,686)	(785,888)	(1,633,556)
Non taxable income	39,755	0	37,815
Non deductible expenses	0	(45,862)	0
Effect of currency translation on tax base	180,582	241,426	131,115
Recognition of previously unrecognized deferred tax assets	128,634	0	0
Provision for tax losses	(53,122)	0	0
Recovery of income tax	13,429	16,596	76,604
Effect of changes in tax law	0	0	(9,117)
Income tax expense	$ (334,408)	$ (573,728)	$ (1,397,139)